STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription Payable	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	2,000,000	0	1,218,227
Beginning balance, amount at Dec. 31, 2016	$ 2,000	$ 0	$ 13	$ 11,902,537	$ 0	$ (12,565,254)	$ (660,704)
Common stock issued on equity line of credit, Shares			20,588
Common stock issued on equity line of credit, Amount				18,323			18,323
Common stock issued on debt conversions, Shares			797,368
Common stock issued on debt conversions, Amount			$ 8	423,189			423,197
Exercise of warrants at $0.00001 per share, related party, Shares			28,000
Exercise of warrants at $0.00001 per share, related party, Amount				70			70
Shares issued for services, Shares			36,000
Shares issued for services, Amount				84,600			84,600
Adjustments to derivative liability due to debt conversions				303,542			303,542
Common stock sold for cash, Shares			160,000
Common stock sold for cash, Amount			$ 2	284,998			285,000
Shares issued for services on terminated offering, Shares			291,180
Shares issued for services on terminated offering, Amount			$ 3	313,015	273,805		586,823
Warrants issued for services, related parties				102,364			102,364
Warrants issued for services				9,617			9,617
Common stock issued on debt conversions, amount							423,197
Adjustments to derivative liability due to debt conversions							303,542
Net income (loss)						(3,763,558)	(3,763,558)
Ending balance, shares at Dec. 31, 2017	2,000,000	0	2,551,363
Ending balance, amount at Dec. 31, 2017	$ 2,000	$ 0	$ 26	13,442,255	273,805	(16,328,812)	(2,610,726)
Common stock issued on subscriptions payable, shares			254,703
Common stock issued on subscriptions payable, amount			$ 2	273,803	(273,805)		0
Common stock issued on debt conversions, shares			183,161
Common stock issued on debt conversions, amount			$ 2	64,998			65,000
Adjustments to derivative liability due to debt conversions				52,270			52,270
Net income (loss)						566,324	566,324
Ending balance, shares at Mar. 31, 2018	2,000,000	0	2,989,307
Ending balance, amount at Mar. 31, 2018	$ 2,000	$ 0	$ 30	13,833,326	0	(15,762,488)	(1,927,132)
Beginning balance, shares at Dec. 31, 2017	2,000,000	0	2,551,363
Beginning balance, amount at Dec. 31, 2017	$ 2,000	$ 0	$ 26	13,442,255	273,805	(16,328,812)	(2,610,726)
Common stock issued on debt conversions, amount							135,520
Adjustments to derivative liability due to debt conversions							128,671
Net income (loss)							102,783
Ending balance, shares at Sep. 30, 2018	2,000,000	0	3,773,849
Ending balance, amount at Sep. 30, 2018	$ 2,000	$ 0	$ 38	13,967,739	12,500	(16,226,029)	(2,243,752)
Beginning balance, shares at Dec. 31, 2017	2,000,000	0	2,551,363
Beginning balance, amount at Dec. 31, 2017	$ 2,000	$ 0	$ 26	13,442,255	273,805	(16,328,812)	(2,610,726)
Common stock issued on debt conversions, Shares			2,834,264
Common stock issued on debt conversions, Amount			$ 28	210,246	5,345		215,619
Exercise of warrants at $0.00001 per share, related party, Shares			12,000
Exercise of warrants at $0.00001 per share, related party, Amount				30			30
Shares issued for services, Amount							0
Adjustments to derivative liability due to debt conversions				199,627			199,627
Common stock issued on subsctiptions payable, Shares			254,703
Common stock issued on subsctiptions payable, Amount			$ 3	273,802	(273,805)
Series B convertible preferred stock sold for cash, Shares		150,000
Series B convertible preferred stock sold for cash, Amount		$ 150		149,850			150,000
Warrants issued for services, related parties				272,585			272,585
Warrants issued for services				24,359			24,359
Odd lot shares issued on reverse stock split			80
Common stock issued on debt conversions, amount							215,619
Adjustments to derivative liability due to debt conversions							199,627
Net income (loss)						(398,886)	(398,886)
Ending balance, shares at Dec. 31, 2018	2,000,000	150,000	5,652,410
Ending balance, amount at Dec. 31, 2018	$ 2,000	$ 150	$ 57	14,572,754	5,345	(16,727,698)	(2,147,392)
Beginning balance, shares at Mar. 31, 2018	2,000,000	0	2,989,307
Beginning balance, amount at Mar. 31, 2018	$ 2,000	$ 0	$ 30	13,833,326	0	(15,762,488)	(1,927,132)
Net income (loss)						(100,006)	(100,006)
Ending balance, shares at Jun. 30, 2018	2,000,000	0	2,989,307
Ending balance, amount at Jun. 30, 2018	$ 2,000	$ 0	$ 30	13,833,326	0	(15,862,494)	(2,027,138)
Common stock issued on debt conversions, shares			784,542
Common stock issued on debt conversions, amount			$ 8	58,012	12,500		70,520
Adjustments to derivative liability due to debt conversions				76,401			76,401
Net income (loss)						(363,535)	(363,535)
Ending balance, shares at Sep. 30, 2018	2,000,000	0	3,773,849
Ending balance, amount at Sep. 30, 2018	$ 2,000	$ 0	$ 38	13,967,739	12,500	(16,226,029)	(2,243,752)
Beginning balance, shares at Oct. 30, 2018	2,000,000	0	3,773,849
Beginning balance, amount at Oct. 30, 2018	$ 2,000	$ 0	$ 38	13,967,739	12,500	(16,226,029)	(2,243,752)
Common stock issued on subscriptions payable, shares			172,176
Common stock issued on subscriptions payable, amount			$ 2	12,498	(12,500)		0
Series B convertible preferred stock sold for cash, shares		150,000
Series B convertible preferred stock sold for cash, amount		$ 150		149,850			150,000
Common stock issued on debt conversions, shares			1,694,385
Common stock issued on debt conversions, amount			$ 17	74,737	5,345		80,099
Exercise of warrants, related parties, shares			12
Exercise of warrants, related parties, amount				30			30
Warrants issued for services, related parties				272,585			272,585
Warrants issued for services				24,359			24,359
Adjustments to derivative liability due to debt conversions				70,956			70,956
Net income (loss)						(501,669)	(501,669)
Ending balance, shares at Dec. 31, 2018	2,000,000	150,000	5,652,410
Ending balance, amount at Dec. 31, 2018	$ 2,000	$ 150	$ 57	14,572,754	5,345	(16,727,698)	(2,147,392)
Common stock issued on subscriptions payable, shares			276,960
Common stock issued on subscriptions payable, amount			$ 3	5,342	(5,345)		0
Common stock issued on debt conversions, shares			2,578,585
Common stock issued on debt conversions, amount			$ 25	50,765	6,500		57,290
Adjustments to derivative liability due to debt conversions				48,807			48,807
Net income (loss)						68,511	68,511
Ending balance, shares at Mar. 31, 2019	2,000,000	150,000	8,507,955
Ending balance, amount at Mar. 31, 2019	$ 2,000	$ 150	$ 85	14,677,668	6,500	(16,659,187)	(1,972,784)
Beginning balance, shares at Dec. 31, 2018	2,000,000	150,000	5,652,410
Beginning balance, amount at Dec. 31, 2018	$ 2,000	$ 150	$ 57	14,572,754	5,345	(16,727,698)	(2,147,392)
Common stock issued on debt conversions, amount							191,127
Adjustments to derivative liability due to debt conversions							178,226
Net income (loss)							(340,171)
Ending balance, shares at Sep. 30, 2019	2,000,000	133,780	49,216,810
Ending balance, amount at Sep. 30, 2019	$ 2,000	$ 134	$ 492	14,947,033	0	(17,067,869)	(2,118,210)
Beginning balance, shares at Mar. 31, 2019	2,000,000	150,000	8,507,955
Beginning balance, amount at Mar. 31, 2019	$ 2,000	$ 150	$ 85	14,677,668	6,500	(16,659,187)	(1,972,784)
Common stock issued on debt conversions, shares			5,024,475
Common stock issued on debt conversions, amount			$ 50	42,658	(6,500)		36,208
Adjustments to derivative liability due to debt conversions				20,475			20,475
Net income (loss)						(227,048)	(227,048)
Ending balance, shares at Jun. 30, 2019	2,000,000	150,000	13,532,430
Ending balance, amount at Jun. 30, 2019	$ 2,000	$ 150	$ 135	14,740,801	0	(16,886,235)	(2,143,149)
Preferred stock issued on conversions, shares		(16,220)	4,689,556
Preferred stock issued on conversions, amount		$ (16)	$ 47	(31)			0
Common stock issued on debt conversions, shares			30,994,824
Common stock issued on debt conversions, amount			$ 310	97,319			97,629
Adjustments to derivative liability due to debt conversions				108,944			108,944
Net income (loss)						(181,634)	(181,634)
Ending balance, shares at Sep. 30, 2019	2,000,000	133,780	49,216,810
Ending balance, amount at Sep. 30, 2019	$ 2,000	$ 134	$ 492	$ 14,947,033	$ 0	$ (17,067,869)	$ (2,118,210)